Summary Prospectus Supplement	May 26, 2017

George Putnam Balanced Fund	Putnam Global Equity Fund
Summary Prospectus dated 11/30/16	Summary Prospectus dated 2/28/17

Putnam Absolute Return 300 Fund	Putnam Global Health Care Fund
Summary Prospectus dated 2/28/17	Summary Prospectus dated 12/30/16

Putnam Absolute Return 500 Fund	Putnam Global Income Trust
Summary Prospectus dated 2/28/17	Summary Prospectus dated 2/28/17

Putnam Absolute Return 700 Fund	Putnam Global Technology Fund
Summary Prospectus dated 2/28/17	Summary Prospectus dated 12/30/16

Putnam Capital Spectrum Fund	Putnam Growth Opportunities Fund
Summary Prospectus dated 8/30/16	Summary Prospectus dated 11/30/16

Putnam Convertible Securities Fund	Putnam High Yield Fund
Summary Prospectus dated 2/28/17	(formerly known as Putnam
High Yield Advantage Fund)
Putnam Diversified Income Trust	Summary Prospectus dated 3/30/17
Summary Prospectus dated 1/30/17
Putnam Income Fund
Putnam Dynamic Asset Allocation	Summary Prospectus dated 2/28/17
Balanced Fund
Summary Prospectus dated 1/30/17	Putnam International Equity Fund
Summary Prospectus dated 10/30/16
Putnam Dynamic Asset Allocation
Conservative Fund	Putnam Investors Fund
Summary Prospectus dated 1/30/17	Summary Prospectus dated 11/30/16

Putnam Dynamic Asset Allocation	Putnam Multi-Cap Core Fund
Growth Fund	Summary Prospectus dated 8/30/16
Summary Prospectus dated 1/30/17
Putnam Multi-Cap Growth Fund
Putnam Equity Income Fund	Summary Prospectus dated 10/30/16
Summary Prospectus dated 3/30/17
Putnam Multi-Cap Value Fund
Putnam Equity Spectrum Fund	Summary Prospectus dated 8/30/16
Summary Prospectus dated 8/30/16
Putnam Small Cap Value Fund
Putnam Floating Rate Income Fund	Summary Prospectus dated 6/30/16
Summary Prospectus dated 6/30/16
Putnam U.S. Government Income Trust
Summary Prospectus dated 1/30/17

Effective June 9, 2017, Class T shares are available only through financial intermediaries that offer shares of the fund through an omnibus brokerage platform, and are not available to investors who hold accounts directly on the books of the fund.

306864 5/17